Commitments and contingencies -Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Dec. 31, 2017
Loss Contingencies [Line Items]
Fixed rate loan commitments	$ 1,070,000
Floating rate loan commitments	1,650,000
Cumulative effect adjustment of adoption of accounting principle	(1,291,382)	$ (762,329)	$ (671,857)
Total principal amount of loans repurchased or indemnified	9,171	6,475	6,646
Cumulative effect of change in accounting principle
Loss Contingencies [Line Items]
Cumulative effect adjustment of adoption of accounting principle		25,018	1,309		$ 0
Unfunded Commitments
Loss Contingencies [Line Items]
Impact of CECL adoption on provision for credit losses on unfunded commitments				$ 2,947
Retained earnings
Loss Contingencies [Line Items]
Cumulative effect adjustment of adoption of accounting principle	$ (317,625)	$ (293,524)	(221,213)
Retained earnings | Cumulative effect of change in accounting principle
Loss Contingencies [Line Items]
Cumulative effect adjustment of adoption of accounting principle			$ 1,309	$ 25,018	$ 109